SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 5 — SUBSEQUENT EVENTS

The Company consummated initial public offering (“IPO”) on October 10, 2025, in which issued 1,250,000 American Depositary Shares (“ADSs”) at a price of $4.00 per ADS, resulting in gross proceeds of approximately JPY720.9 million ($5.0 million) and net proceeds of approximately JPY673.5 million ($4.7 million) after deducting the underwriting discount of approximately JPY47.4 million ($0.3 million).